Revenue (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Rendering of services
Service revenue	[1]	₨ 18,230,837		₨ 13,703,004	₨ 13,284,271
Installation service revenue		1,409,309		5,406,165	3,749,051
Revenue from rendering of services		19,640,146	$ 283,935	19,109,169	17,033,322
Sale of products		1,906,739	27,565	1,576,444	1,398,698
Revenue		₨ 21,546,885	$ 311,500	₨ 20,685,613	₨ 18,432,020

[1]	Revenue from operating leases amount to ₹ 19,983 (March 31, 2019), ₹211,990 (March 31, 2018) and ₹394,100 (March 31, 2017) (refer to note 30)